Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	16 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000243427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Core ETF
C000243428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Growth ETF
C000243429
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Income ETF
C000243430
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Value ETF
Without Sales Load [Member] | C000243427
Average Annual Return [Line Items]
Average Annual Return, Percent	6.47%	19.23%	22.87%
Without Sales Load [Member] | C000243428
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%	27.13%	29.89%
Without Sales Load [Member] | C000243429
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.98%)	(1.56%)
Without Sales Load [Member] | C000243430
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%	18.02%	21.65%
S&P 500 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	10.12%	26.38%	31.17%
S&P 500 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	10.12%	26.38%	31.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.07%	7.04%
S&P 500 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	10.12%	26.38%	31.17%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	11.35%	26.33%	33.07%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Total Return Index
Average Annual Return, Percent	4.27%	15.19%	23.21%